Financing Charges (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Schedule of Financing Charges

Year ended December 31 (millions of dollars)	2018	2017
Interest on long-term debt	447	450
Interest on short-term notes	14	6
Other	17	12
Less: Interest capitalized on construction and development in progress	(53)	(56)
Interest earned on cash and cash equivalents	(7)	(1)
	418	411